CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 1,397	$ 88,853	$ (85,331)	$ 4,919
Balance, shares at Dec. 31, 2020	1,999,875
Conversion of loans	$ 627	8,934		9,561
Conversion of loans (Shares)	819,567
Exercise of options	$ 4	15		19
Exercise of options (Shares)	4,496
Share based compensation		31		31
Net loss			(10,138)	(10,138)
Balance at Dec. 31, 2021	$ 2,028	97,833	(95,469)	4,392
Balance, shares at Dec. 31, 2021	2,823,938
Conversion of loans	$ 36	175		211
Conversion of loans (Shares)	54,396
Exercise of options	$ 1			1
Exercise of options (Shares)	1,650
Share based compensation		138		138
Share Issuance for a total consideration of issuance expenses	$ 992	4,854		5,846
Share Issuance for a total consideration of issuance expenses (Shares)	1,326,343
Net loss			(7,457)	(7,457)
Balance at Dec. 31, 2022	$ 3,057	103,000	(102,926)	$ 3,131
Balance, shares at Dec. 31, 2022	4,206,327			4,206,327
Conversion of loans	$ 361	531		$ 892
Conversion of loans (Shares)	518,644
Exercise of options and warrants	$ 718	2,574,451		3,292
Exercise of options and warrants (Shares)	1,081,250
Share based compensation		243		243
Share Issuance for a total consideration of issuance expenses	$ 4,958	(3,678)		1,280
Share Issuance for a total consideration of issuance expenses (Shares)	7,484,820
Net loss			(4,022)	(4,022)
Balance at Dec. 31, 2023	$ 9,094	$ 102,670	$ (106,948)	$ 4,816
Balance, shares at Dec. 31, 2023	13,291,041			13,291,028